Stock Benefit Plans (The Status Of Stock Option Awards) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Benefit Plans [Abstract]
Number of options outstanding at January 1, 2012	38,895,109
Number of Options Granted	3,547,733
Number of Options Exercised	(6,892,731)
Number of Options Canceled or exchanged	0
Number of Options Forfeited	(860,022)
Number of options Expired	(2,644,296)
Number of options outstanding at December, 31 2012	32,045,793	38,895,109
Options vested or expected to vest at December 31, 2012	32,004,297
Options exercisable at December 31, 2012	16,115,605
Weighted Average Exercise Price per option at January 1, 2012	$ 29.21
Weighted Average Exercise Price per option Granted	$ 31.88
Weighted Average Exercise Price per option Excercized	$ 26.01
Weighted Average Exercise Price per option Canceled or exchanged	$ 0
Weighted Average Exercise Price per Option Forfeited	$ 27.69
Weighted Average Exercise Price per Option Expired	$ 42.85
Weighted Average Exercise Price per option at December 31, 2012	$ 29.10	$ 29.21
Weighted Average Exercise Price per option expected to vest	$ 29.12
Weighted Average Exercise Price per option exercisable at closing	$ 28.85
Weighted Average Remaining Contractual Term at closing, years		4 years 6 months
Weighted Average Remaining Contractual Term expected to vest, years	4 years 4 months 24 days
Weighted Average Remaining Contractual Term exercisable at closing, years	3 years 9 months 18 days
Aggregate Intrinsic Value at closing	$ 186,467
Aggregate Intrinsic Value expected to vest	185,871
Aggregare Intrinsic Value execisable at closing	$ 106,606